COMMITMENTS AND CONTINGENCIES - Future Minimum Lease Payments Under All Non-Cancelable Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases
2019	$ 1,674
2020	1,112
2021	649
2022	0
2023	0
Thereafter	0
Total	3,435
Rent expense
Rent expense	$ 2,100	$ 1,900	$ 1,400